Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies followed in the preparation of the financial statements are as follows:

A. Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as to disclose contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. On an ongoing basis, management evaluates its estimates, judgments and assumptions. Management bases its estimates, judgments and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

B. Functional and foreign currency

The financial statements of the Company are prepared in U.S. dollars (the functional currency), which is the currency of the primary economic environment in which the entity operates. The Company has funded its operations to date through financing mainly denominated in U.S. dollars and majority of the Company’s revenues during the years ended December 31, 2025, 2024 and 2023 were denominated in U.S. dollars.

Transactions and balances that are denominated in currencies other than U.S. dollars have been remeasured into U.S. dollars in accordance with principles set forth in Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters. Monetary assets and liabilities denominated other than the U.S. dollar are remeasured into U.S. dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are measured at historical rates. Foreign currency transaction gains or losses are recorded in the statements of comprehensive loss as financing income or expenses, as appropriate.

C. Cash and cash equivalents

Cash and cash equivalents consist of cash and bank deposits with insignificant interest rate risk and original maturities of three months or less.

D. Short term deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates fair market value.

E. Trade receivables

Trade receivables are initially recognized at the invoiced amount less an allowance for estimated credit losses, if identified.

F. Inventories

The cost of inventories comprises all costs of purchase, and other costs incurred in bringing the inventories to their present location and condition. Inventories are stated at the lower of cost, determined by the first-in, first-out method, or market based on net realizable value. Inventories are adjusted for estimated excess and obsolescence and written down to net realizable value based upon estimates of future demand, technology developments, and market conditions.

G. Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis, over the useful lives of the assets at annual rates as follows:

Years
Computers	3-7
Research and Development (“R&D”) equipment	6-7
Furniture and office equipment	7-14
Leasehold improvements	7-14

Depreciation expenses were $29,174, $22,814, and $17,087 for the years ended December 31, 2025, 2024, and 2023, respectively.

H.  Fair value measurement

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2	—	pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3	—	pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The carrying amounts of cash and cash equivalents, trade receivables, other current assets, trade payables and other account payables approximate their fair value due to the short-term maturity of such instruments. The Company’s financial liabilities measured at fair value on a recurring basis consisted of derivative warrant liabilities as of December 31, 2025 and December 31, 2024 (level 3).

I. Initial public offering costs

Following the completion of the IPO, deferred initial public offering costs were recorded in stockholders’ equity as a reduction from gross proceeds within additional paid-in capital.

Fees attributable to the resale of existing securities that were offered together with newly issued shares in the IPO were recognized as initial public offering expenses within the statement of comprehensive loss. As of December 31, 2023, the Company recognized initial public offering expenses of $345,925, within the statement of comprehensive loss.

J. Loans from Related Party

During fiscal year 2023, the Company signed a Credit Facility Agreement with a related party. On the borrowing date of loans with related parties, the Company estimates the value of the benefit granted to it as the difference between the interest rate that the Company is required to pay to investors for the loans provided by them and the interest rate required to pay for similar unsecured loans to non-related parties. The value of the benefit was recorded within shareholders’ equity on the borrowing date.

K. Convertible notes

In accordance with ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”, financial instruments that have characteristics of both liabilities and equity are classified as liabilities and are initially and subsequent to issuance measured at fair value, if at inception such instruments, in the predominant scenario, may be settled either by issuing a variable number of shares that in the aggregate provide a fixed monetary value, by issuing a variable number of shares that is inversely related to changes in the fair value of the Company’s share or by issuing a variable number of shares that is based on variations in an observable market or index, other than a market of index measured by reference to the fair value of the Company’s share.

The Company issued convertible notes (see Note 8) to investors and related parties in 2022. Such convertible notes embodied a conditional obligation for the Company to issue a variable number of shares based on a fixed monetary amount known at inception and as such were classified as liabilities and were initially and subsequent to issuance measured at fair value.

L. Warrants classification

When the Company issues freestanding instruments, it first analyzes the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of comprehensive loss in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of FASB ASC Topic 815, Derivatives and Hedging (“ASC 815-40”) in order to determine whether the instrument is considered indexed to the entity’s own stock, and qualifies for classification within equity. If the provisions of ASC 815-40 for equity classification are not met, the instrument is classified as a liability, with subsequent changes in fair value recognized in the statements of comprehensive loss in each period.

M. Warranty reserve

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. As of December 31, 2025 and December 31, 2024, the Company recorded under the other current liabilities line item a provision of $12,335.

N. Stock based compensation

The Company accounts for stock based compensation under ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all stock based payment awards made to employees, non-employee consultants and directors. The Company’s stock based compensation plan provides for the award of stock options and restricted stock units. The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on a straight-line basis over the requisite service period for each separately vesting portion of the award. Forfeitures are accounted for as they occur. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s statements of comprehensive loss.

The Black-Scholes option-pricing model requires the Company to make several assumptions, of which the most significant are the fair market value of the underlying ordinary shares, expected share price volatility and the expected option term.

Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies that operate in the same industry as the Company. The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with SAB Topic 14.D, as adequate historical experience is not available to provide a reasonable estimate. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The term of awards to directors, officers, and consultants was based on the contractual term of the option.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The assumptions used to determine the fair value of the stock based awards are management’s best estimates and involve inherent uncertainties and the application of judgment.

O. Revenue recognition

Revenue is recognized when (or as) control of the promised goods or services is transferred to the customer, and in an amount that reflects the consideration the Company is contractually due in exchange for those services or goods. The Company follows five steps to record revenue: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies its performance obligations.

Performance obligations are satisfied over time if one of the following criteria is met: (a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance; (b) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Company’s performance does not create an asset with an alternative use for the Company and the Company has an enforceable right to payment for performance completed to date. If a performance obligation is not satisfied over time, a Company satisfies the performance obligation at a point in time.

The Company’s revenues consist mainly of sales of drone safety systems and counter-UAS net-launching platforms (“products”) with a one-year warranty, directly to system manufactures, resellers and an online store.

The Company recognizes revenue from the sale of products at the point of time when control is transferred to its customers. Once the products have been physically delivered to the agreed location, the Company no longer has physical possession but has a present right to receive payment without retaining any significant risks or benefits.

The products include warranties that require the Company to either replace or repair defective products during the warranty period if the products fail to comply with their described specifications. Such warranties are not accounted for as separate performance obligations and hence no revenue is allocated to them. Instead, a provision is made for the costs of satisfying the warranties.

The Company assesses the performance obligations in its contracts. Contracts consisting of supply of products and/or design services were identified as having a single performance obligation that is satisfied once the product is delivered to the customer

Revenues from development and customization contracts in which the performance obligation is satisfied over time are recognized over the duration of contract and commensurate with the progress of services. The Company measures the progress of services using the input method, based on the effort expended relative to the estimated total effort to satisfy the performance obligation.

P. Cost of sales

Cost of sales consists primarily of expenses related to the purchase of materials of products sold, royalties, warranty costs, salary and related expenses.

Q. Research and development cost

Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.

R. Leases

The Company accounts for leases in accordance with ASC 842 “Leases.” Arrangements that are determined to be leases at inception are recognized as right-of-use operating lease assets and lease liabilities in the balance sheets at lease commencement. Operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As the rate implicit in the Company’s leases are not readily determinable, the Company applies its incremental borrowing rate based on the economic environment at the commencement date in determining the present value of future lease payments. Lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

The Company has elected the practical expedient to include lease and non-lease components as a single lease component. Additionally, the Company has made a policy election not to recognize operating lease right-of- use assets and lease liabilities on leases with original terms of 12 months or less.

Payments for variable lease costs are expensed as incurred and are not included in the operating lease ROU assets and lease liabilities.

In accordance with ASC 360-10, management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

S. Income taxes

The Company accounts for income taxes in accordance with ASC 740 (Income Taxes) (“ASC 740”). Deferred taxes are determined utilizing the assets and liabilities method, which is based on the estimated future tax effects of the differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse.

A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. As of December 31, 2025 and 2024, the Company recorded a full valuation allowance against its deferred tax assets.

The Company applies ASC 740, which clarifies the accounting and reporting for uncertainties with respect to income taxes. ASC 740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. As of December 31, 2025 and 2024, no liability for uncertain tax positions were recorded.

T. Severance pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. All of the Company’s employees are covered under Section 14 of the Severance Pay Law, 1963 (“Section 14”). Pursuant to Section 14, the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 relieve the Company from any future severance payments in respect of those employees.

U. Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized in accordance with ASC No. 450, “Contingencies” when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

V. Basic and diluted loss per share

Loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year. Diluted loss per share is computed by dividing the net loss by the weighted average number of ordinary shares outstanding together with the number of additional ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued. Since the Company was in a loss position for the periods presented, basic net loss per share is the same as diluted net loss per share since the effects of potentially dilutive securities are antidilutive. The total potentially dilutive securities outstanding as of December 31, 2025 and 2024 were 3,352,475 and 3,853,505 respectively.

W. Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying balance sheets exceed federally insured limits. The Company places its cash and cash equivalents with two financial institutions with high-quality credit ratings in Israel and has not experienced any losses in such accounts.

X. Restricted Deposits

The restricted deposits consist of funds that are contractually restricted as to usage or withdrawal due to guarantees made with regard to lease payments for the Company’s office space. The bank deposit bears an annual interest rate of 4.2%. See note 7 for additional information regarding this lease.

Y. Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker is its CEO, who reviews financial information for purposes of making operating decisions, assessing financial performance, and allocating resources. For information regarding the Company’s revenue as well as a summary of significant expense categories, see Note 18.

Z. Recently issued accounting pronouncements

As an emerging growth company, the Jumpstart Our Business Startup Act of 2012 (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Tax Disclosures”. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2026. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company does not expect that the adoption of this ASU to have a material impact on the Company’s financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial statements.

In July 2025 the FASB issued ASU No. 2025-05 – Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 – Revenue from Contracts with Customers. Under this practical expedient, entities may assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2025. Early adoption is permitted. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. The ASU requires entities to recognize government grant income when all eligibility criteria have been met and the related costs have been incurred, clarifying the timing and presentation of such grants within the financial statements. The ASU is effective for annual periods beginning after December 15, 2028 and interim reporting within those annual reporting periods. The company is currently evaluating the potential impact of this ASU on its financial statements and disclosures.